Cash (used in) operating activities (Tables)	6 Months Ended
Jun. 30, 2022
Cash (used in) operating activities
Summary of cash (used in) operating activities

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$'m	$'m	$'m	$'m
Profit/(loss) for the period	100	26	157	(48)
Income tax charge	12	27	19	10
Net finance (income)/expense	(40)	22	(63)	171
Depreciation and amortization	89	86	175	170
Exceptional operating items	20	12	38	18
Movement in working capital	(70)	(1)	(395)	(170)
Transaction-related, start-up and other exceptional costs paid	(19)	(8)	(33)	(14)
Exceptional restructuring paid	(1)	—	(1)	—
Cash generated from/(used in) operations	91	164	(103)	137